Segment and Revenue by Geography and By Major Customer	9 Months Ended
Sep. 30, 2025
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 14 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

Cross Industry Business: The Company’s solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, that deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

The CODM monitors the gross profit of each segment to analyze fluctuations relative to prior periods (cost reductions, change in product mix etc.).

The CODM uses segment operating profit (loss) to evaluate income (loss) generated from segment assets in deciding whether to reinvest profits into the segment. Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.

	Nine months ended on September 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	37,802	13,420	51,222
Cost of revenues	11,836	7,047	18,883
Gross profit	25,966	6,373	32,339
Research and development expenses	20,217	11,374	31,591
Sales and marketing expenses	8,204	7,770	15,974
General and administrative expenses	6,257	3,318	9,575
Change in earnout liability	81	-	81
Segment operating loss	(8,793)	(16,089)	(24,882)
Change in fair value of Forfeiture Shares			1
Financial income, net			2,189
Loss before taxes on income			(22,692)

Depreciation and Amortization expenses	1,595	676	2,271
Stock-based compensation	5,367	6,303	11,670
	Nine months ended on September 30, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	24,618	16,576	41,194
Cost of revenues	6,415	10,575	16,990
Gross profit	18,203	6,001	24,204
Research and development expenses	17,348	13,067	30,415
Sales and marketing expenses	6,410	7,226	13,636
General and administrative expenses	5,816	6,977	12,793
Change in earnout liability	292	-	292
Segment operating loss	(11,663)	(21,269)	(32,932)
Change in fair value of Forfeiture Shares			38
Financial income, net			3,659
Loss before taxes on income			(29,235)

Depreciation and Amortization expenses	1,067	691	1,758
Stock-based compensation	5,145	6,114	11,259

	Three months ended on September 30, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	13,226	4,109	17,335
Cost of revenues	4,081	2,332	6,413
Gross profit	9,145	1,777	10,922
Research and development expenses	7,058	3,745	10,803
Sales and marketing expenses	2,661	2,540	5,201
General and administrative expenses	2,025	186	2,211
Change in earnout liability	744	-	744
Segment operating loss	(3,343)	(4,694)	(8,037)
Change in fair value of Forfeiture Shares			1
Financial income, net			726
Loss before taxes on income			(7,310)

Depreciation and Amortization expenses	525	218	743
Stock-based compensation	1,734	1,995	3,729
	Three months ended on September 30, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	9,371	6,667	16,038
Cost of revenues	2,779	4,214	6,993
Gross profit	6,592	2,453	9,045
Research and development expenses	5,569	4,740	10,309
Sales and marketing expenses	2,470	2,410	4,880
General and administrative expenses	2,211	3,614	5,825
Change in earnout liability	264	-	264
Segment operating loss	(3,922)	(8,311)	(12,233)
Change in fair value of Forfeiture Shares			3
Financial income, net			1,885
Loss before taxes on income			(10,345)

Depreciation and Amortization expenses	559	264	823
Stock-based compensation	1,721	2,039	3,760

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Nine months ended September 30		Three months ended September 30
	2025	2024	2025	2024
	U.S. dollars in thousands
Israel	269	582	76	151
China	7,170	5,630	2,596	2,123
Hong Kong	7,443	3,878	2,349	2,304
Hungary	6,105	9,978	1,395	3,849
United States	6,867	6,669	2,538	2,207
Portugal	7,064	5,547	2,508	2,448
Other	16,304	8,910	5,873	2,956
	51,222	41,194	17,335	16,038

c.	Supplemental data - Major Customers:

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	September 30, 2025	December 31, 2024
Accounts Receivable	% of Account Receivable
Customer A	21%	14%
Customer B	15%	16%
Customer C	13%	18%
Customer D	4%	14%
	Nine months ended September 30,		Three months ended September 30,
	2025	2024	2025	2024
Revenues	% of Revenues		% of Revenues
Customer A	14%	13%	14%	17%
Customer B	10%	8%	12%	10%
Customer D	6%	16%	2%	23%

d.	Long-lived assets by Geography:

	September 30, 2025	December 31, 2024
	U.S. dollars in thousands
Domestic (Israel)	8,754	9,482
China	233	314
USA	1,032	931
Other	165	286
	10,184	11,013